Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2023
Auditor's remuneration
Schedule of fees payable to the auditor

The fees payable to the auditor, PricewaterhouseCoopers (PwC), and overseas firms belonging to the PwC network of firms were:

	Consolidated		Parent Entity
$'000	2023	2022	2023	2022
Audit and audit-related fees
Audit fees
PwC Australia	25,859	28,442	25,580	28,366
Overseas PwC network firms	5,712	5,670	812	459
Total audit fees	31,571	34,112	26,392	28,825
Audit-related fees
PwC Australia	2,605	1,490	2,605	1,490
Overseas PwC network firms	96	54	-	-
Total audit-related fees	2,701	1,544	2,605	1,490
Total audit and audit-related fees	34,272	35,656	28,997	30,315
Tax fees
PwC Australia	-	36	-	36
Total tax fees	-	36	-	36
Other fees
Overseas PwC network firms	282	-	-	-
Total other fees	282	-	-	-
Total audit and non-audit fees	34,554	35,692	28,997	30,351